Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 11.3%
Alphabet, Inc. - Class C	137,308	$21,451,629
Meta Platforms, Inc. - Class A	24,424	14,077,017
Netflix, Inc. (a)	23,962	22,345,284
Trade Desk, Inc. - Class A (a)	211,620	11,579,846
		69,453,776

Consumer Discretionary - 8.3%
Amazon.com, Inc. (a)	142,215	27,057,826
Hilton Worldwide Holdings, Inc.	104,338	23,742,112
		50,799,938

Consumer Staples - 4.7%
Costco Wholesale Corp.	30,603	28,943,705

Financials - 11.9%
Mastercard, Inc. - Class A	48,098	26,363,476
Progressive Corp.	83,551	23,645,768
S&P Global, Inc.	45,096	22,913,278
		72,922,522

Health Care - 10.7%
Intuitive Surgical, Inc. (a)	44,576	22,077,155
Veeva Systems, Inc. - Class A (a)	44,403	10,285,067
West Pharmaceutical Services, Inc.	61,436	13,754,292
Zoetis, Inc. - Class A	118,830	19,565,359
		65,681,873

Industrials - 16.2%
Cintas Corp.	99,718	20,495,041
Generac Holdings, Inc. (a)	64,150	8,124,598
Trane Technologies PLC	40,419	13,617,969
TransDigm Group, Inc.	15,128	20,926,411
Uber Technologies, Inc. (a)	328,198	23,912,506
Veralto Corp.	129,455	12,615,390
		99,691,915

Information Technology - 31.8%
Autodesk, Inc. (a)	84,879	22,221,322
Cadence Design Systems, Inc. (a)	57,914	14,729,268
Datadog, Inc. - Class A (a)	102,952	10,213,868
Intuit, Inc.	37,243	22,866,830
Marvell Technology, Inc.	296,268	18,241,221
Microsoft Corp.	69,635	26,140,283
NVIDIA Corp.	257,062	27,860,379
NXP Semiconductors NV	59,069	11,226,654
ServiceNow, Inc. (a)	28,293	22,525,189
Workday, Inc. - Class A (a)	81,472	19,026,156
		195,051,170

Real Estate - 3.0%
CoStar Group, Inc. (a)	233,446	18,495,926
TOTAL COMMON STOCKS (Cost $339,994,530)		601,040,825

SHORT-TERM INVESTMENTS - 2.4%	Shares	Value
Money Market Funds - 2.4%
First American Government Obligations Fund - Class Z, 4.23% (b)	15,052,596	15,052,596
TOTAL SHORT-TERM INVESTMENTS (Cost $15,052,596)		15,052,596

TOTAL INVESTMENTS - 100.3% (Cost $355,047,126)		616,093,421
Liabilities in Excess of Other Assets - (0.3)%		(1,586,640)
TOTAL NET ASSETS - 100.0%		$614,506,781
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Growth Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$601,040,825	$–	$–	$601,040,825
Money Market Funds	15,052,596	–	–	15,052,596
Total Investments	$616,093,421	$–	$–	$616,093,421

Refer to the Schedule of Investments for further disaggregation of investment categories.